                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03639

                Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

      522 Fifth Avenue, New York, New York                      10036
    (Address of principal executive offices)                  (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2007

Date of reporting period: September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Developing Growth Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended September 30, 2007

Total Return for the 12 Months Ended September 30, 2007

Class A	Class B	Class C	Class D	Russell Midcap® Growth Index[1]	Lipper Mid-Cap Growth Funds Index[2]
33.19%	32.24%	32.21%	33.55%	21.22%	30.80%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The markets overall performed well, as reflected by most of the major market indexes, for the 12-month period ended September 30, 2007. At the opening of the reporting period, investors were generally positive following the Federal Open Market Committee’s (the ‘‘Fed’’) decision to halt its monetary tightening policy after 17 consecutive target federal funds rate increases. Around this same time, oil and gasoline prices receded from their record price levels and costs at the pump went down for consumers, and the extra money in consumers’ pocketbooks helped to bolster retail sales from the back-to-school season through the end of the year. Furthermore, merger and acquisition and private equity activities sustained their strong pace, and speculation of takeover candidates fueled further price appreciation. These factors, coupled with the reduced threat of higher inflation, sparked a rally that lasted through the remainder of 2006.

As the market momentum continued during the early weeks of the calendar year, investors grew increasingly uneasy as reports multiplied on the declining housing market and the worsening state of the subprime mortgage market (which makes loans to less creditworthy lenders). Loan defaults and home foreclosures rose during the latter half of the reporting period, culminating in the bankruptcies at a number of mortgage lenders and contributing to the collapse of several hedge funds invested in subprime-backed securities over the summer of 2007. As a result, credit began tightening across the board at this time, removing much of the low-cost liquidity that had helped support the leveraged buyout boom and stocks’ robust gains for the past several years. In addition, consumers became more cautious on spending, as gasoline prices increased and the housing market continued to languish.

Investors began to reassess risk during the volatile months of July and August, which fueled a rotation out of the higher yielding segments of the bond market into the relative safety of Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to major currencies. In an effort to stabilize and inject some much-needed liquidity into the financial system, the Fed lowered the discount rate (the rate at which member banks borrow from the central bank) on August 17, 2007. However, the markets still reflected investors’ uncertainty about future economic growth, which was only exacerbated by the troubling economic data released in September. Employment rates fell for the first time in four years, retail sales weakened, consumer confidence declined and oil prices continued to rise, marking a new high during the month. The Fed intervened again and implemented a significant cut to the target federal funds rate, as well as lowered the discount rate again, in September 2007. In response to these actions by the Fed, equity prices reversed their slide to finish the period with upward momentum.

Performance Analysis

All share classes of Morgan Stanley Developing Growth Securities Trust outperformed the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index for the 12 months ended September 30, 2007, assuming no deduction of applicable sales charges.

The most significant contributor to the Fund’s performance during the period, came from the consumer discretionary sector, where stock selection in hotel/motel chains, retail firms, commercial services companies and media companies more than offset the slightly negative impact caused by a sector overweight allocation. Security selection in the health care sector also bolstered relative returns, mostly due to the Fund’s investment in medical and dental instruments and supplies and health care services segments. Within the technology sector, stock selection in computer services software companies and an underweight allocation was also advantageous to relative returns.

There were a few detractors to performance for the period. In the ‘‘other energy’’ sector, an underweight position dampened relative returns because the sector performed well during the period and the Fund only had minimal exposure to the strong returns generated within the sector. Furthermore, stock selection in the sector also dampened relative gains, particularly due to the Fund’s lack of exposure to oil well equipment firms. Stock selection and an underweight allocation in the materials and processing sector further diminished relative performance. Here, areas of weakness included chemical companies and engineering and contracting services firms. Moreover, the Fund’s lack of exposure to metal fabricating companies was also disadvantageous to relative returns. Additionally, an underweight position in the multi-industry sector (which includes conglomerates) hurt the Fund’s relative performance.

At the end of the period, consumer discretionary represented the largest sector weight and overweight in the Fund, followed by the financial services and health care sectors. The financial services and health care sectors both were underweighted versus the Russell Midcap Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Wynn Resorts, Ltd.	4.4%
Ultra Petroleum Corp. (Canada)	3.8
Aeroplan Income Fund (Units) (Canada)	2.8
Nalco Holding Co.	2.7
NII Holdings Inc.	2.7
Abercrombie & Fitch Co. (Class A)	2.7
Corporate Executive Board Co. (The)	2.6
C.H. Robinson Worldwide, Inc.	2.5
Baidu.com, Inc. (ADR) (Cayman Islands)	2.4
Li & Fung Ltd. (Bermuda)	2.2

TOP FIVE INDUSTRIES
Internet Software/Services	8.5%
Oil & Gas Production	5.8
Biotechnology	4.7
Air Freight/Couriers	4.5
Casino/Gaming	4.4

Data as of September 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stocks (including depositary receipts) and other equity securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended September 30, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/83)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	33.19%	[3]	32.24%	[3]	32.21%	[3]	33.55%[3]
	26.19	[4]	27.24	[4]	31.21	[4]	—
5 Years	23.49	[3]	22.54	[3]	22.58	[3]	23.77[3]
	22.17	[4]	22.36	[4]	22.58	[4]	—
10 Years	8.68	[3]	8.00	[3]	7.87	[3]	8.92[3]
	8.09	[4]	8.00	[4]	7.87	[4]	—
Since Inception	9.71	[3]	9.19	[3]	8.89	[3]	9.95[3]
	9.13	[4]	9.19	[4]	8.89	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Growth Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on September 30, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/07 – 09/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	04/01/07	09/30/07	04/01/07 – 09/30/07
Class A
Actual (19.35% return)	$1,000.00	$1,193.50	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$4.96
Class B
Actual (18.90% return)	$1,000.00	$1,189.00	$9.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.39	$8.74
Class C
Actual (18.92% return)	$1,000.00	$1,189.20	$9.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.39	$8.74
Class D
Actual (19.51% return)	$1,000.00	$1,195.10	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.41	$3.70

*	Expenses are equal to the Fund’s annualized expense ratios of 0.98%, 1.73%, 1.73% and 0.73% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable

Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments September 30, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (91.5%)
	Advertising/Marketing Services (1.2%)
101,291	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$5,876,904
	Air Freight/Couriers (4.5%)
217,418	C.H. Robinson Worldwide, Inc.	11,803,623
200,996	Expeditors International of Washington, Inc.	9,507,111
		21,310,734
	Airlines (1.3%)
135,166	UAL Corp.*	6,289,274
	Apparel/Footwear (0.9%)
75,412	Under Armour, Inc. (Class A) *	4,511,146
	Apparel/Footwear Retail (2.7%)
157,934	Abercrombie & Fitch Co. (Class A)	12,745,274
	Biotechnology (4.7%)
127,850	Gen-Probe Inc.*	8,512,253
92,799	Illumina, Inc.*	4,814,412
140,562	Techne Corp.*	8,866,651
		22,193,316
	Broadcasting (2.0%)
387,250	Grupo Televisa S.A. (ADR) (Mexico)	9,359,833
	Casino/Gaming (4.4%)
132,453	Wynn Resorts, Ltd.	20,869,295
	Construction Materials (1.1%)
66,124	Texas Industries, Inc.	5,190,734
	Data Processing Services (1.4%)
145,456	Global Payments Inc.	6,432,064
	Electronic Equipment/Instruments (1.0%)
48,781	Itron, Inc.*	4,540,048
	Engineering & Construction (0.7%)
91,067	Aecom Technology Corp.*	3,180,970
	Finance/Rental/Leasing (1.4%)
45,015	Mastercard Inc. Class A	6,660,870
	Financial Conglomerates (3.3%)
169,899	Brookfield Asset Management Inc. (Class A) (Canada)	$6,541,111
187,352	Leucadia National Corp.	9,034,113
		15,575,224
	Financial Publishing/Services (1.4%)
131,905	Moody’s Corp.	6,648,012
	Gas Distributors (1.3%)
118,309	Questar Corp.	6,214,772
	Home Building (1.5%)
68,481	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	3,800,696
7,134	NVR, Inc.*	3,354,763
		7,155,459
	Hotels/Resorts/Cruiselines (0.8%)
97,518	Choice Hotels International, Inc.	3,673,503
	Insurance Brokers/Services (1.7%)
60,914	Brown & Brown, Inc.	1,602,038
164,260	ChoicePoint, Inc.*	6,228,739
		7,830,777
	Internet Retail (1.2%)
111,312	Ctrip.com International Ltd. (ADR) (Cayman Islands)	5,765,962
	Internet Software/Services (8.5%)
39,249	Baidu.com, Inc. (ADR) (Cayman Islands)*	11,368,473
94,869	Equinix Inc.*	8,413,932
31,774	NHN Corp. (South Korea)*	7,351,686
98,561	SAVVIS Inc.*	3,822,196
1,469,000	Tencent Holdings Ltd. (Cayman Islands)	9,488,516
		40,444,803
	Investment Banks/Brokers (1.5%)
47,072	IntercontinentalExchange Inc. *	7,150,237
	Investment Managers (3.5%)
251,102	Calamos Asset Management Inc. (Class A)	7,088,609
338,857	Janus Capital Group, Inc.	9,582,876
		16,671,485

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments September 30, 2007 continued

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (2.8%)
600,212	Aeroplan Income Fund † (Units) (Canada)	$13,429,925
	Media Conglomerates (1.5%)
245,537	Discovery Holding Company (Class A)*	7,083,742
	Miscellaneous Commercial Services (4.4%)
163,657	Corporate Executive Board Co. (The)	12,149,896
205,335	Freedom Acquistion Holdings, Inc.*	2,310,019
205,067	Iron Mountain Inc.*	6,250,442
		20,710,357
	Oil & Gas Production (5.8%)
225,192	Southwestern Energy Co.*	9,424,285
293,176	Ultra Petroleum Corp. (Canada)*	18,188,639
		27,612,924
	Other Consumer Services (2.8%)
153,549	Apollo Group, Inc. (Class A) *	9,235,972
71,644	Weight Watchers International, Inc.	4,123,829
		13,359,801
	Other Transportation (1.4%)
118,413	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	6,465,350
	Packaged Software (2.3%)
87,251	Autodesk, Inc.*	4,359,932
125,703	Salesforce.com Inc.*	6,451,078
		10,811,010
	Personnel Services (1.5%)
209,467	Monster Worldwide Inc.*	7,134,446
	Property – Casualty Insurers (1.2%)
14,087	Alleghany Corp.*	5,719,322
	Real Estate Development (1.4%)
121,064	Forest City Enterprises, Inc. (Class A)	6,677,890
	Restaurants (2.3%)
51,824	Chipotle Mexican Grill, Inc. (Class B)*	5,545,168
153,118	Wendy’s International, Inc.	5,345,349
		10,890,517
	Services to the Health Industry (2.1%)
177,930	Stericycle, Inc.*	$10,170,479
	Specialty Stores (1.1%)
46,910	AutoZone, Inc.*	5,448,127
	Specialty Telecommunications (1.3%)
158,150	Crown Castle International Corp.*	6,425,635
	Water Utilities (2.7%)
435,362	Nalco Holding Co.	12,908,483
	Wholesale Distributors (2.2%)
2,458,000	Li & Fung Ltd. (Bermuda)	10,436,830
	Wireless Telecommunications (2.7%)
155,469	NII Holdings Inc.*	12,771,778
	Total Common Stocks (Cost $341,225,445)	434,347,312
NUMBER OF SHARES (000)

Short-Term Investment (a) (4.6%)
Investment Company
21,751	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $21,751,285)	21,751,285

Total Investments (Cost $362,976,730) (b)	96.1%	456,098,597
Other Assets in Excess of Liabilities	3.9	18,332,175
Net Assets	100.0%	$474,430,772

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit. Stocks with attached warrants.
(a)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(b)	The aggregate cost for federal income tax purposes is $363,110,530. The aggregate gross unrealized appreciation is $101,068,829 and the aggregate gross unrealized depreciation is $8,080,762, resulting in net unrealized appreciation of $92,988,067.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments September 30, 2007 continued

Forward Foreign Currency Contracts Open at September 30, 2007:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
KRW 526,018,499	$574,570	10/01/07	$(63)
HKD 5,603,010	$720,598	10/02/07	(334)
$180,742	HKD 1,401,880	10/02/07	(363)
$119,721	HKD 929,944	10/03/07	(66)
CAD 1,043,986	$1,062,906	10/09/07	13,040
Net Unrealized Appreciation			$12,214

Currency Abbreviations:

CAD         Canadian Dollar.
HKD         Hong Kong Dollar.
KRW         South Korean Won.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Summary of Investments September 30, 2007

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$40,444,803		8.9%
Oil & Gas Production	27,612,924		6.0
Biotechnology	22,193,316		4.9
Investment Company	21,751,285		4.8
Air Freight/Couriers	21,310,734		4.7
Casino/Gaming	20,869,295		4.6
Miscellaneous Commercial Services	20,710,357		4.5
Investment Managers	16,671,485		3.6
Financial Conglomerates	15,575,224		3.4
Investment Trusts/Mutual Funds	13,429,925		2.9
Other Consumer Services	13,359,801		2.9
Water Utilities	12,908,483		2.8
Wireless Telecommunications	12,771,778		2.8
Apparel/Footwear Retail	12,745,274		2.8
Restaurants	10,890,517		2.4
Packaged Software	10,811,010		2.4
Wholesale Distributors	10,436,830		2.3
Services to the Health Industry	10,170,479		2.2
Broadcasting	9,359,833		2.0
Insurance Brokers/Services	7,830,777		1.7
Home Building	7,155,459		1.6
Investment Banks/Brokers	7,150,237		1.6
Personnel Services	7,134,446		1.6
Media Conglomerates	7,083,742		1.5
Real Estate Development	6,677,890		1.5
Finance/Rental/Leasing	6,660,870		1.5
Financial Publishing/Services	6,648,012		1.5
Other Transportation	6,465,350		1.4
Data Processing Services	6,432,064		1.4
Specialty Telecommunications	6,425,635		1.4
Airlines	6,289,274		1.4
Gas Distributors	6,214,772		1.4
Advertising/Marketing Services	5,876,904		1.3
Internet Retail	5,765,962		1.3
Property – Casualty Insurers	5,719,322		1.2
Specialty Stores	5,448,127		1.2
Construction Materials	5,190,734		1.1
Electronic Equipment/Instruments	4,540,048		1.0
Apparel/Footwear	4,511,146		1.0
Hotels/Resorts/Cruiselines	3,673,503		0.8
Engineering & Construction	3,180,970		0.7
	$456,098,597	*	100.0%

*	Does not include open forward foreign currency contracts with net unrealized appreciation of $12,214.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Investments in securities, at value (cost $341,225,445)	$434,347,312
Investments in affiliate, at value (cost $21,751,285)	21,751,285
Unrealized appreciation on open forward foreign currency contracts	13,040
Receivable for:
Investments sold	30,816,968
Dividends	149,419
Shares of beneficial interest sold	122,779
Dividends from affiliate	69,078
Prepaid expenses and other assets	41,550
Total Assets	487,311,431
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	826
Payable for:
Investments purchased	11,048,058
Shares of beneficial interest redeemed	1,301,077
Distribution fee	180,349
Investment advisory fee	155,099
Administration fee	29,706
Transfer agent fee	9,699
Accrued expenses and other payables	155,845
Total Liabilities	12,880,659
Net Assets	$474,430,772
Composition of Net Assets:
Paid-in-capital	$378,346,691
Net unrealized appreciation	93,147,878
Accumulated net investment loss	(87,365)
Accumulated undistributed net realized gain	3,023,568
Net Assets	$474,430,772
Class A Shares:
Net Assets	$295,693,689
Shares Outstanding (unlimited authorized, $.01 par value)	8,222,294
Net Asset Value Per Share	$35.96
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$37.95
Class B Shares:
Net Assets	$126,445,778
Shares Outstanding (unlimited authorized, $.01 par value)	3,859,247
Net Asset Value Per Share	$32.76
Class C Shares:
Net Assets	$29,267,028
Shares Outstanding (unlimited authorized, $.01 par value)	890,206
Net Asset Value Per Share	$32.88
Class D Shares:
Net Assets	$23,024,277
Shares Outstanding (unlimited authorized, $.01 par value)	623,332
Net Asset Value Per Share	$36.94

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Operations

For the year ended September 30, 2007

Net Investment Loss:
Income
Dividends (net of $67,259 foreign withholding tax)	$4,736,322
Interest	347,589
Dividends from affiliate	155,978
Total Income	5,239,889
Expenses
Investment advisory fee	1,893,952
Distribution fee (Class A shares)	655,093
Distribution fee (Class B shares)	1,291,766
Distribution fee (Class C shares)	273,771
Transfer agent fees and expenses	818,395
Administration fee	360,753
Shareholder reports and notices	192,009
Professional fees	77,607
Registration fees	52,712
Custodian fees	48,459
Trustees’ fees and expenses	12,265
Other	39,709
Total Expenses	5,716,491
Less: amounts waived/reimbursed	(1,788)
Less: expense offset	(5,481)
Net Expenses	5,709,222
Net Investment Loss	(469,333)
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	93,721,870
Foreign exchange transactions	(24,405)
Net Realized Gain	93,697,465
Net Change in Unrealized Appreciation/Depreciation on:
Investments	35,408,074
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	26,011
Net Change in Unrealized Appreciation/Depreciation	35,434,085
Net Gain	129,131,550
Net Increase	$128,662,217

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED SEPTEMBER 30, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(469,333)	$(1,966,160)
Net realized gain	93,697,465	64,903,464
Net change in unrealized appreciation/depreciation	35,434,085	(26,962,374)
Net Increase	128,662,217	35,974,930
Net decrease from transactions in shares of beneficial interest	(94,162,201)	(148,287,033)
Net Increase (Decrease)	34,500,016	(112,312,103)
Net Assets:
Beginning of period	439,930,756	552,242,859
End of Period (Including accumulated net investment losses of $87,365 and $64,417, respectively)	$474,430,772	$439,930,756

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007

1.   Organization and Accounting Policies

Morgan Stanley Developing Growth Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

For the period November 18, 2005 through November 18, 2006, the Investment Adviser had agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator had agreed to waive the Fund’s administrative fees, to the extent such operating expenses on an annualized basis exceed 0.87% of the average daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,283,420 at September 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended September 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $3,260, $91,373 and $3,058, respectively and received $57,981 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended September 30, 2007, advisory fees paid were reduced by $1,788 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $155,978 for the year ended September 30, 2007. During the year ended September 30, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $68,072,662 and $46,321,377, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2007 aggregated $314,618,510 and $437,542,836, respectively. Included in the aforementioned transactions are purchases and sales of $4,393,334, and $25,331,567, respectively with other Morgan Stanley funds, including net realized gains of $7,736,652. Also included in the

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

aforementioned transactions are open purchases and sales with Morgan Stanley of $191,652 and $711,404, respectively and open purchases and sales with other Morgan Stanley funds of $257,925 and $20,502,240, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

For the year ended September 30, 2007, the Fund incurred brokerage commissions of $8,699 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At September 30, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 52,666 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2007 included in Trustees’ fees and expenses in the Statement of Operations amounted to $4,137. At September 30, 2007, the Fund had an accrued pension liability of $60,415, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED SEPTEMBER 30, 2007		FOR THE YEAR ENDED SEPTEMBER 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	458,173	$14,179,380	897,906	$24,624,550
Conversion from Class B	297,723	9,353,226	517,416	13,989,922
Redeemed	(2,035,515)	(62,773,454)	(2,354,310)	(63,563,760)
Net decrease – Class A	(1,279,619)	(39,240,848)	(938,988)	(24,949,288)
CLASS B SHARES
Sold	135,901	3,857,680	382,614	9,691,734
Conversion to Class A	(325,598)	(9,353,226)	(561,321)	(13,989,922)
Redeemed	(1,408,727)	(39,497,471)	(1,863,413)	(46,351,442)
Net decrease – Class B	(1,598,424)	(44,993,017)	(2,042,120)	(50,649,630)
CLASS C SHARES
Sold	60,286	1,747,439	117,690	3,010,813
Redeemed	(234,203)	(6,612,944)	(283,877)	(7,082,829)
Net decrease – Class C	(173,917)	(4,865,505)	(166,187)	(4,072,016)
CLASS D SHARES
Sold	63,702	2,017,550	109,194	3,004,175
Redeemed	(224,928)	(7,080,381)	(2,660,550)	(71,620,274)
Net decrease – Class D	(161,226)	(5,062,831)	(2,551,356)	(68,616,099)
Net decrease in Fund	(3,213,186)	$(94,162,201)	(5,698,651)	$(148,287,033)

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

As of September 30, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	—
Undistributed long-term gains	$35,395,985
Net accumulated earnings	35,395,985
Capital loss carryforward*	(32,238,457)
Post-October losses	(24,405)
Temporary differences	(63,120)
Net unrealized appreciation	93,014,078
Total accumulated earnings	$96,084,081

* During the year ended September 30, 2007, the Fund utilized $58,263,565 of its net capital loss carryforward. As of September 30, 2007, the Fund had a net capital loss carryforward of $32,238,457, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$ 3,403,937	September 30, 2009
28,834,520	September 30, 2010

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

Permanent differences, due to foreign currency losses and a net operating loss, resulted in the following reclassifications among the Fund’s components of net assets at September 30, 2007:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$446,385	$24,405	$(470,790)

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements September 30, 2007 continued

December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Developing Growth Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED SEPTEMBER 30,
	2007		2006	2005	2004		2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.00		$25.18	$19.83	$16.53		$12.52
Income (loss) from investment operations:
Net investment income (loss)‡	0.05		(0.03)	(0.14)	(0.12)		(0.09)
Net realized and unrealized gain	8.91		1.85	5.49	3.42		4.10
Total income from investment operations	8.96		1.82	5.35	3.30		4.01
Net asset value, end of period	$35.96		$27.00	$25.18	$19.83		$16.53
Total Return†	33.19%		7.23%	26.98%	19.96%		32.03%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.01	% (2)	1.04%	1.09%	1.01	%(3)	1.06%
Net investment income (loss)	0.15	% (2)	(0.12)%	(0.61)%	(0.62)	% (3)	(0.62)%
Supplemental Data:
Net assets, end of period, in thousands	$295,694		$256,512	$262,913	$49,312		$25,111
Portfolio turnover rate	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.04% and (0.65)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2007		2006	2005	2004		2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.78		$23.29	$18.49	$15.53		$11.86
Income (loss) from investment operations:
Net investment loss‡	(0.17)		(0.22)	(0.28)	(0.24)		(0.19)
Net realized and unrealized gain	8.15		1.71	5.08	3.20		3.86
Total income from investment operations	7.98		1.49	4.80	2.96		3.67
Net asset value, end of period	$32.76		$24.78	$23.29	$18.49		$15.53
Total Return†	32.24%		6.40%	25.96%	19.06%		30.94%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.77	%(2)	1.80%	1.85%	1.78	%(3)	1.87%
Net investment loss	(0.61)	% (2)	(0.88)%	(1.37)%	(1.39)	% (3)	(1.43)%
Supplemental Data:
Net assets, end of period, in thousands	$126,446		$135,254	$174,688	$389,848		$293,619
Portfolio turnover rate	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2007		2006	2005	2004		2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.87		$23.37	$18.55	$15.57		$11.88
Income (loss) from investment operations:
Net investment loss‡	(0.17)		(0.22)	(0.28)	(0.24)		(0.19)
Net realized and unrealized gain	8.18		1.72	5.10	3.22		3.88
Total income from investment operations	8.01		1.50	4.82	2.98		3.69
Net asset value, end of period	$32.88		$24.87	$23.37	$18.55		$15.57
Total Return†	32.21%		6.42%	25.98%	19.14%		31.06%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.77	%(2)	1.80%	1.81%	1.78	%(3)	1.82%
Net investment loss	(0.61)	% (2)	(0.88)%	(1.33)%	(1.39)	% (3)	(1.38)%
Supplemental Data:
Net assets, end of period, in thousands	$29,267		$26,462	$28,754	$29,208		$6,912
Portfolio turnover rate	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2007		2006	2005	2004		2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.66		$25.75	$20.24	$16.83		$12.72
Income (loss) from investment operations:
Net investment income (loss)‡	0.12		(0.01)	(0.08)	(0.07)		(0.06)
Net realized and unrealized gain	9.16		1.92	5.59	3.48		4.17
Total income from investment operations	9.28		1.91	5.51	3.41		4.11
Net asset value, end of period	$36.94		$27.66	$25.75	$20.24		$16.83
Total Return†	33.55%		7.42%	27.22%	20.26%		32.31%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.77	% (2)	0.80%	0.85%	0.78	%(3)	0.87%
Net investment income (loss)	0.39	% (2)	0.12%	(0.37)%	(0.39)	% (3)	(0.43)%
Supplemental Data:
Net assets, end of period, in thousands	$23,024		$21,702	$85,887	$85,031		$104,190
Portfolio turnover rate	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 0.81% and (0.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Developing Growth Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Developing Growth Securities Trust (the ‘‘Fund’’), including the portfolio of investments, as of September 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Developing Growth Securities Trust as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 21, 2007

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Developing Growth Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

DGRANN IU07-04770P-Y09/07	MORGAN STANLEY FUNDS
Morgan Stanley Developing Growth Securities Trust Annual Report September 30, 2007

Item 2. Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                        2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                                   REGISTRANT    COVERED ENTITIES(1)
                                   ----------    -------------------
AUDIT FEES .....................     $40,700             N/A

NON-AUDIT FEES

   AUDIT-RELATED FEES ..........     $    --(2)      $5,041,000(2)
   TAX FEES ....................     $ 5,955(3)      $  761,000(4)
   ALL OTHER FEES ..............     $    --         $
TOTAL NON-AUDIT FEES ...........     $ 5,955         $ 5,802,000

TOTAL ..........................     $46,655         $ 5,802,000

2006

                                   REGISTRANT    COVERED ENTITIES(1)
                                   ----------    -------------------
AUDIT FEES .....................     $38,400             N/A

NON-AUDIT FEES

   AUDIT-RELATED FEES ..........     $   531(2)      $3,215,745(2)
   TAX FEES ....................     $ 5,400(3)      $   24,000(4)
   ALL OTHER FEES ..............     $    --         $       --
TOTAL NON-AUDIT FEES ...........     $ 5,931         $3,239,745

TOTAL ..........................     $44,331         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

                                        3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                        4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                        5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                        6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited
     Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

                                        7

     Morgan Stanley Institutional Funds
     ----------------------------------

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited
     Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)  The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                        8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
-----------------------------------
Francis Smith
Principal Financial Officer
November 20, 2007

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

     II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
          OF INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT

                                 AUGUST 31, 2007

RETAIL FUNDS

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")

2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")

3.   Active Assets Institutional Money Trust ("AA Institutional Money")

4.   Active Assets Money Trust ("AA Money")

5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")

6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")

8.   Active Assets Tax-Free Trust ("AA Tax-Free")

9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")

10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")

11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Allocator Fund ("Allocator Fund")+

13.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+

14.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+

15.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+

16.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+

17.  Morgan Stanley European Equity Fund Inc. ("European Equity")+

18.  Morgan Stanley Financial Services Trust ("Financial Services")+

19.  Morgan Stanley Focus Growth Fund ("Focus Growth")+

20.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+

21.  Morgan Stanley FX Series - FX Alpha Plus Strategy Portfolio ("Alpha Plus")+

22.  Morgan Stanley FX Series - FX Alpha Strategy Portfolio ("Alpha")+

23.  Morgan Stanley Global Advantage Fund ("Global Advantage")+

24.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+

                                       17

25.  Morgan Stanley Health Sciences Trust ("Health Sciences")+

26.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

27.  Morgan Stanley International Fund ("International Fund")+

28.  Morgan Stanley International SmallCap Fund ("International SmallCap")+

29.  Morgan Stanley International Value Equity Fund ("International Value")+

30.  Morgan Stanley Japan Fund ("Japan Fund")+

31.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+

32.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+

33.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+

34.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+

35.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+

36.  Morgan Stanley Real Estate Fund ("Real Estate")+

37.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+

38.  Morgan Stanley S&P 500 Index Fund ("S&P 500 Index")+

39.  Morgan Stanley Special Growth Fund ("Special Growth")+

40.  Morgan Stanley Special Value Fund ("Special Value")+

41.  Morgan Stanley Technology Fund ("Technology")+

42.  Morgan Stanley Total Market Index Fund ("Total Market Index")+

43.  Morgan Stanley Utilities Fund ("Utilities Fund")+

44.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

45.  Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

46.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

47.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+

48.  Morgan Stanley Flexible Income Trust ("Flexible Income")+

49.  Morgan Stanley Income Trust ("Income Trust")+

50.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+

51.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")

52.  Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
     U.S. Government")

53.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+

54.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

55.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+

56.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")

                                       18

57.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+

58.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

59.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

     o    Balanced Growth Portfolio

     o    Capital Opportunities Portfolio

     o    Developing Growth Portfolio

     o    Dividend Growth Portfolio

     o    Equally-Weighted S&P 500 Portfolio

     o    Flexible Income Portfolio

     o    Focus Growth Portfolio

     o    Global Equity Portfolio

     o    Growth Portfolio

     o    Money Market Portfolio

     o    Utilities Portfolio

60.  Morgan Stanley Variable Investment Series ("Variable Investment")

     o    Aggressive Equity Portfolio

     o    Dividend Growth Portfolio

     o    Equity Portfolio

     o    European Equity Portfolio

     o    Global Advantage Portfolio

     o    Global Dividend Growth Portfolio

     o    High Yield Portfolio

     o    Income Builder Portfolio

     o    Limited Duration Portfolio

     o    Money Market Portfolio

     o    Income Plus Portfolio

     o    S&P 500 Index Portfolio

     o    Strategist Portfolio

     o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

61.  Morgan Stanley Income Securities Inc. ("Income Securities")

62.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

                                       19

63.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")

64.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")

65.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")

66.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")

67.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")

68.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")

69.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")

70.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")

71.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")

72.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")

73.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")

74.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")

75.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")

76.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")

77.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+-   Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

     o    Active International Allocation Portfolio

     o    Emerging Markets Portfolio

     o    Emerging Markets Debt Portfolio

     o    Focus Equity Portfolio

     o    Global Franchise Portfolio

     o    Global Real Estate Portfolio

     o    Global Value Equity Portfolio

     o    International Equity Portfolio

     o    International Growth Equity Portfolio

     o    International Magnum Portfolio

     o    International Real Estate Portfolio

     o    International Small Cap Portfolio

     o    Large Cap Relative Value Portfolio

                                       20

     o    Money Market Portfolio

     o    Municipal Money Market Portfolio

     o    Small Company Growth Portfolio

     o    Systematic Active large Cap Core Portfolio

     o    Systematic Active Small Cap Core Portfolio

     o    Systematic Active Small Cap Growth Portfolio

     o    Systematic Active Small Cap Value Portfolio

     o    U.S. Large Cap Growth Portfolio

     o    U.S. Real Estate Portfolio

     Inactive Portfolios*:

     o    China Growth Portfolio

     o    Gold Portfolio

     o    Large Cap Relative Value Portfolio

     o    MicroCap Portfolio

     o    Mortgage-Backed Securities Portfolio

     o    Municipal Bond Portfolio

     o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

     o    Advisory Portfolio

     o    Advisory Foreign Fixed Income II Portfolio

     o    Advisory Foreign Fixed Income Portfolio

     o    Balanced Portfolio

     o    Core Fixed Income Portfolio

     o    Core Plus Fixed Income Portfolio

     o    Equity Portfolio

     o    Equity Plus Portfolio

     o    High Yield Portfolio

     o    Intermediate Duration Portfolio

     o    International Fixed Income Portfolio

     o    Investment Grade Fixed Income Portfolio

     o    Limited Duration Portfolio

     o    Long Duration Fixed Income Portfolio

     o    Mid-Cap Growth Portfolio

     o    Municipal Portfolio

     o    U.S. Mid-Cap Value Portfolio

----------
*    Have not commenced or have ceased operations

                                       21

     o    U.S. Small-Cap Value Portfolio

     o    Value Portfolio

     Inactive Portfolios*:

     o    Balanced Plus Portfolio

     o    Growth Portfolio

     o    Investment Grade Credit Advisory Portfolio

     o    Mortgage Advisory Portfolio

     o    New York Municipal Portfolio

     o    Targeted Duration Portfolio

     o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:

     o    Core Plus Fixed Income Portfolio

     o    Emerging Markets Debt Portfolio

     o    Emerging Markets Equity Portfolio

     o    Equity and Income Portfolio

     o    Equity Growth Portfolio

     o    Global Franchise Portfolio

     o    Global Real Estate Portfolio

     o    Global Value Equity Portfolio

     o    High Yield Portfolio

     o    International Growth Equity Portfolio

     o    International Magnum Portfolio

     o    Mid-Cap Growth Portfolio

     o    Small Company Growth Portfolio

     o    U.S. Mid-Cap Value Portfolio

     o    U.S. Real Estate Portfolio

     o    Value Portfolio

     Inactive Portfolios*:

     o    Balanced Portfolio

     o    Capital Preservation Portfolio

     o    Core Equity Portfolio

     o    International Fixed Income Portfolio

     o    Investment Grade Fixed Income Portfolio

     o    Latin American Portfolio

     o    Multi-Asset Class Portfolio

     o    Targeted Duration Portfolio

----------

                                       22

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

     o    Government Portfolio

     o    Money Market Portfolio

     o    Prime Portfolio

     o    Tax-Exempt Portfolio

     o    Treasury Portfolio

     Inactive Portfolios*:

     o    Government Securities Portfolio

     o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")

6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")

7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")

8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")

9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")

10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")

11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")

12   The Malaysia Fund, Inc. ("Malaysia Fund")

13.  The Thai Fund, Inc. ("Thai Fund")

14.  The Turkish Investment Fund, Inc. ("Turkish Investment")

15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.   Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.   Morgan Stanley Absolute Return Fund

2.   Morgan Stanley Institutional Fund of Hedge Funds II

----------
*    Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Arthur Lev

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 20, 2007                 /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 20, 2007                 /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       31